Impact of Change in Accounting Policies - Statement of Shareholders' Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	54,081,601
Beginning balance	$ 1,191,000	$ 945,174	$ 763,096
Comprehensive Income:
Net income	322,656	281,488	262,179
Currency translation adjustment	(26,522)	33,966	(12,839)
Currency impact of long-term funding	(4,834)	13,730	(8,428)
Unrealized capital loss - investments	(155)	(272)	11
Actuarial gain/(loss) on defined benefit pension plan	2,855	50	(2,485)
Amortization of interest rate hedge	(923)	(923)	(923)
Fair value of cash flow hedge	(1,036)	1,036	0
Total comprehensive income	292,041	329,075	237,515
Exercise of share options	16,806	13,906	10,139
Issue of restricted share units / performance share units	36	44	41
Share based compensation expense	31,544	29,351	40,343
Share issue costs	(16)	(15)	(17)
Repurchase of ordinary shares	(128,960)	(133,106)	(110,000)
Share repurchase costs	$ (66)	$ (106)	(275)
Ending balance (in shares)	53,971,706	54,081,601
Ending balance	$ 1,354,281	$ 1,191,000	$ 945,174
Ordinary Shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	54,081,601	54,530,843	54,958,912
Beginning balance	$ 4,664	$ 4,692	$ 4,719
Comprehensive Income:
Exercise of share options (in shares)	408,699	458,243	393,240
Exercise of share options	$ 29	$ 31	$ 26
Issue of restricted share units / performance share units (in shares)	489,568	681,742	607,878
Issue of restricted share units / performance share units	$ 36	$ 44	$ 41
Repurchase of ordinary shares (in shares)	(1,008,162)	(1,589,227)	(1,429,187)
Repurchase of ordinary shares	$ (71)	$ (103)	$ (94)
Ending balance (in shares)	53,971,706	54,081,601	54,530,843
Ending balance	$ 4,658	$ 4,664	$ 4,692
Additional Paid-in Capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	481,337	438,126	383,355
Comprehensive Income:
Exercise of share options	16,777	13,875	10,113
Share based compensation expense	31,544	29,351	40,343
Share issue costs	(16)	(15)	(17)
Ending balance	529,642	481,337	438,126
Other Undenominated Capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	912	809	715
Comprehensive Income:
Repurchase of ordinary shares	71	103	94
Ending balance	983	912	809
Accumulated Other Comprehensive Income
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(38,713)	(86,300)	(61,636)
Comprehensive Income:
Currency translation adjustment	(26,522)	33,966	(12,839)
Currency impact of long-term funding	(4,834)	13,730	(8,428)
Unrealized capital loss - investments	(155)	(272)	11
Actuarial gain/(loss) on defined benefit pension plan	2,855	50	(2,485)
Amortization of interest rate hedge	(923)	(923)	(923)
Fair value of cash flow hedge	(1,036)	1,036
Ending balance	(69,328)	(38,713)	(86,300)
Retained Earnings
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	742,800	587,847	435,943
Comprehensive Income:
Net income	322,656	281,488	262,179
Repurchase of ordinary shares	(128,960)	(133,106)	(110,000)
Share repurchase costs	(66)	(106)	(275)
Ending balance	888,326	$ 742,800	$ 587,847
Adjustments
Comprehensive Income:
Net income	3,709
Adjustments | Retained Earnings
Comprehensive Income:
Net income	3,709
Balance without adoption of Topic 606
Comprehensive Income:
Net income	326,365
Total comprehensive income	295,750
Ending balance	$ 1,406,094
Balance without adoption of Topic 606 | Ordinary Shares
Comprehensive Income:
Ending balance (in shares)	53,971,706
Ending balance	$ 4,658
Balance without adoption of Topic 606 | Additional Paid-in Capital
Comprehensive Income:
Ending balance	529,642
Balance without adoption of Topic 606 | Other Undenominated Capital
Comprehensive Income:
Ending balance	983
Balance without adoption of Topic 606 | Accumulated Other Comprehensive Income
Comprehensive Income:
Ending balance	(69,328)
Balance without adoption of Topic 606 | Retained Earnings
Comprehensive Income:
Ending balance	$ 940,139